Investment Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities

NOTE 5 – INVESTMENT SECURITIES

The amortized cost and fair values of investment securities, with gross unrealized gains and losses, consist of the following:

	December 31, 2013
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$406,092	$1,382	$(11,913)	$395,561
Obligations of state and political obligations	105,300	2,435	(256)	107,479
Mortgage-backed securities	1,450,194	10,031	(27,947)	1,432,278
Other securities	1,460	19	—	1,479

Total securities available for sale	$1,963,046	$13,867	$(40,116)	$1,936,797

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$34,478	$484	$—	$34,962
Obligations of state and political obligations	84,290	1,463	(1,624)	84,129
Mortgage-backed securities	35,341	258	(2,124)	33,475

Total securities held to maturity	$154,109	$2,205	$(3,748)	$152,566

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
(Dollars in thousands)	Cost	Gains	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$281,746	$4,364	$(386)	$285,724
Obligations of state and political obligations	120,680	6,573	(178)	127,075
Mortgage-backed securities	1,303,030	29,108	(1,482)	1,330,656
Other securities	1,460	89	—	1,549

Total securities available for sale	$1,706,916	$40,134	$(2,046)	$1,745,004

Securities held to maturity:
U.S. Government-sponsored enterprise obligations	$69,949	$1,244	$—	$71,193
Obligations of state and political obligations	88,909	4,730	(113)	93,526
Mortgage-backed securities	46,204	728	(153)	46,779

Total securities held to maturity	$205,062	$6,702	$(266)	$211,498

At December 31, 2013, the Company’s exposure to two investment security issuers individually exceeded 10% of shareholders’ equity:

(Dollars in thousands)	Amortized Cost	Market Value
Federal National Mortgage Association (Fannie Mae)	$1,099,986	$1,084,466
Federal Home Loan Mortgage Corporation (Freddie Mac)	633,222	619,101

	$1,733,208	$1,703,567

Securities with carrying values of $1.5 billion and $1.7 billion were pledged to secure public deposits and other borrowings at December 31, 2013 and 2012, respectively.

Management evaluates securities for other-than-temporary impairment at least quarterly, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to 1) the length of time and extent to which the estimated fair value has been less than amortized cost, 2) the financial condition and near-term prospects of the issuer, and 3) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in estimated fair value above amortized cost. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies and whether downgrades by bond rating agencies have occurred, as well as review of issuer financial statements and industry analysts’ reports.

Information pertaining to securities with gross unrealized losses, aggregated by investment category and length of time that individual securities have been in a continuous loss position, is as follows:

	December 31, 2013
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(11,764)	$298,515	$(149)	$5,515	$(11,913)	$304,030
Obligations of state and political obligations	(30)	2,415	(226)	1,047	(256)	3,462
Mortgage-backed securities	(23,749)	864,899	(4,198)	81,870	(27,947)	946,769

Total securities available for sale	$(35,543)	$1,165,829	$(4,573)	$88,432	$(40,116)	$1,254,261

Securities held to maturity:
Obligations of state and political obligations	$(1,181)	$29,355	$(443)	$6,240	$(1,624)	$35,595
Mortgage-backed securities	(952)	12,913	(1,172)	11,616	(2,124)	24,529

Total securities held to maturity	$(2,133)	$42,268	$(1,615)	$17,856	$(3,748)	$60,124

	December 31, 2012
	Less Than Twelve Months		Over Twelve Months		Total
	Gross	Estimated	Gross	Estimated	Gross	Estimated
	Unrealized	Fair	Unrealized	Fair	Unrealized	Fair
(Dollars in thousands)	Losses	Value	Losses	Value	Losses	Value
Securities available for sale:
U.S. Government-sponsored enterprise obligations	$(386)	$59,741	$—	$—	$(386)	$59,741
Obligations of state and political obligations	—	—	(178)	1,094	(178)	1,094
Mortgage-backed securities	(1,473)	180,027	(9)	3,919	(1,482)	183,946

Total securities available for sale	$(1,859)	$239,768	$(187)	$5,013	$(2,046)	$244,781

Securities held to maturity:
Obligations of state and political obligations	$(113)	$8,242	$—	$—	$(113)	$8,242
Mortgage-backed securities	(153)	16,262	—	—	(153)	16,262

Total securities held to maturity	$(266)	$24,504	$—	$—	$(266)	$24,504

The Company assessed the nature of the losses in its portfolio as of December, 31, 2013 and 2012 to determine if there are losses that should be deemed other-than-temporary. In its analysis of these securities, management considered numerous factors to determine whether there were instances where the amortized cost basis of the debt securities would not be fully recoverable, including, but not limited to:

•	The length of time and extent to which the estimated fair value of the securities was less than their amortized cost,

•	Whether adverse conditions were present in the operations, geographic area, or industry of the issuer,

•	The payment structure of the security, including scheduled interest and principal payments, including the issuer’s failures to make scheduled payments, if any, and the likelihood of failure to make scheduled payments in the future,

•	Changes to the rating of the security by a rating agency, and

•	Subsequent recoveries or additional declines in fair value after the balance sheet date.

Management believes it has considered these factors, as well as all relevant information available, when determining the expected future cash flows of the securities in question. Except for the bond discussed below, in each instance, management has determined the cost basis of the securities would be fully recoverable. Management also has the intent and ability to hold debt securities until their maturity or anticipated recovery if the security is classified as available for sale. In addition, management does not believe the Company will be required to sell debt securities before the anticipated recovery of the amortized cost basis of the security.

At December 31, 2013, 207 debt securities had unrealized losses of 3.23% of the securities’ amortized cost basis and 2.07% of the Company’s total amortized cost basis. The unrealized losses for each of the 207 securities relate to market interest rate changes. Twenty-five of the 207 securities have been in a continuous loss position for over twelve months at December 31, 2013. These 25 securities had an aggregate amortized cost basis and unrealized loss of $112,476,000 and $6,188,000, respectively. Twenty of the 25 securities were issued by either the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), or the Government National Mortgage Association (Ginnie Mae). The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. Five of the securities in a continuous loss position for over twelve months were issued by political subdivisions. One of the bond issuers has a credit rating of A+ by S&P. In addition, the bond is insured by a Aaa rated insurer and as a result, the Company concluded that an other-than-temporary impairment charge was not required at December 31, 2013. The second bond in a continuous unrealized loss position for over twelve months carries an issue rating of Aa2 by Moody’s, and is also insured by the same Aaa rated insurer and as a result, the Company concluded that an other-than-temporary impairment charge was not required at December 31, 2013. The third bond issuer has a credit rating of AA+ by S&P and as a result, the Company concluded that an other-than-temporary impairment charge was not required at December 31, 2013. The fourth bond issuer has a credit rating of Aaa by Moody’s and AAA by S&P and as a result, the Company concluded that an other-than-temporary impairment charge was not required at December 31, 2013. The remaining security in a continuous unrealized loss position for over twelve months was issued by a political subdivision and is discussed in further detail below.

At December 31, 2012, 49 debt securities had unrealized losses of 0.85% of the securities’ amortized cost basis and 0.12% of the Company’s total amortized cost basis. The unrealized losses for each of the 49 securities relate to market interest rate changes. Three of the 49 securities had been in a continuous loss position for over twelve months at December 31, 2012. These three securities had an aggregate amortized cost basis and unrealized loss of $5,200,000 and $187,000, respectively. Two of the three securities were issued by either the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), or the Government National Mortgage Association (Ginnie Mae). The Fannie Mae, Freddie Mac, and Ginnie Mae securities are rated AA+ by S&P and Aaa by Moodys. One of the securities in a continuous unrealized loss position for over twelve months was issued by a political subdivision and is discussed in further detail below.

Prior to 2012, management assessed the operating environment of a bond issuer as adverse and concluded that the Company had one unrated revenue municipal bond that warranted an other-than-temporary impairment charge. The specific impairment was related to the loss of the contracted revenue source required for bond repayment. The Company determined the impairment charge using observable market data for similar assets, including third party valuation of the security, as well as information from unobservable inputs, including its best estimate of the recoverability of the amortized cost of the security as outlined above. Changes to the unobservable inputs used by the Company would have resulted in a higher or lower impairment charge, but the unobservable inputs were not highly sensitive and would not result in a material difference in the impairment charge recorded for the year ended December 31, 2011. The Company recorded total impairment of 50% of the par value of the bond and provided a fair value of the bonds that was consistent with current market pricing. During 2013, the Company continued to analyze the operating environment of the bond as it did in 2012 and 2011 and noted no further deterioration in the operating environment of the bond issuer.

The following table reflects activity during the years ended December 31, 2013, 2012, and 2011 related to credit losses on the other-than-temporarily impaired investment security where a portion of the unrealized loss was recognized in other comprehensive income.

(Dollars in thousands)	2013	2012	2011
Balance at beginning of period	$(1,273)	$(1,273)	$(764)
Credit losses on securities not previously considered other-than-temporarily impaired	—	—	—
Credit losses on securities for which OTTI was previously recognized	—	—	(509)
Reduction for securities sold/settled during the period	—	—	—

Balance at end of period	$(1,273)	$(1,273)	$(1,273)

As a result of the Company’s analysis, no other declines in the estimated fair value of the Company’s investment securities were deemed to be other-than-temporary at December 31, 2013 or 2012.

The amortized cost and estimated fair value of investment securities by maturity at December 31, 2013 are shown in the following table. Securities are classified according to their contractual maturities without consideration of principal amortization, potential prepayments or call options. Accordingly, actual maturities may differ from contractual maturities. Weighted average yields are calculated on the basis of the yield to maturity based on the amortized cost of each security.

	Securities Available for Sale			Securities Held to Maturity
	Weighted		Estimated	Weighted		Estimated
	Average	Amortized	Fair	Average	Amortized	Fair
(Dollars in thousands)	Yield	Cost	Value	Yield	Cost	Value
Within one year or less	2.03%	$17,184	$17,355	1.85%	$24,548	$24,719
One through five years	1.36	231,505	230,338	3.01	18,026	18,557
After five through ten years	2.09	558,892	552,993	2.74	24,692	24,971
Over ten years	2.19	1,155,465	1,136,111	3.10	86,843	84,319

	2.06%	$1,963,046	$1,936,797	2.83%	$154,109	$152,566

The following is a summary of realized gains and losses from the sale of securities classified as available for sale. Gains or losses on securities sold are recorded on the trade date, using the specific identification method.

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Realized gains	$2,387	$3,754	$3,429
Realized losses	(110)	(15)	(7)

	$2,277	$3,739	$3,422

In addition to the gains above, the Company realized certain immaterial gains on calls of held to maturity securities.

Other Equity Securities

At December 31, 2013 and 2012, the Company included the following securities in “Other assets” on the consolidated balance sheets:

(Dollars in thousands)	2013	2012
Federal Home Loan Bank (FHLB) stock	$24,369	$16,860
Federal Reserve Bank (FRB) stock	28,098	28,155
Other investments	1,306	1,201

	$53,773	$46,216